Income Taxes - Schedule of Deferred Tax Asset and Liability (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Deferred tax assets:
Tax loss carry forwards	$ 2,525,068	$ 1,633,668
Other-than-temporary impairment	813,218
Credit loss allowance	48,238	111,559
Reserve for inventory	5,719	11,320
Advertising expense	30,888	29,710
Less: disposal of a subsidiary	(314)
Less: valuation allowance	(2,431,792)	(1,625,432)	$ (2,172,738)	$ (416,883)
Deferred tax assets, net	$ 991,025	$ 160,825